Financial Instruments, Financial Risks and Capital Management - Summary of Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant monetary assets and monetary liabilities denominated in united states dollar [Line Items]
Assets	$ 628,054	$ 530,160
Liabilities	96,619	85,502
Currency risk [member] | United States Dollar [member]
Disclosure of significant monetary assets and monetary liabilities denominated in united states dollar [Line Items]
Assets	144,029	145,714
Liabilities	$ 25,953	$ 59,890